Schedule II - Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at Beginning Of Period		$ 26,021,943	$ 25,002,881	$ 27,295,741
Additions Charged to Costs and Expenses		1,109,091	1,019,062	862,736
Additions Charged to Other Accounts		0	0	0
Deductions	[1]	0	0	(3,155,596)
Balance at End Of Period		$ 27,131,034	$ 26,021,943	$ 25,002,881

[1]	Deductions represent the effect of expiring NOL carryforwards from prior year.